Note 19 - Debt Facilities (Details Textual) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
		May 10, 2018 USD ($)	Mar. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)
Statement Line Items [Line Items]
Reserve of equity component of convertible instruments				$ 26,300
Reserve of equity component of convertible instruments, deferred tax liability				7,100
Equipment financing obligations, maximum available		$ 30,000
Total borrowings				149,512	$ 31,769	$ 43,938
Borrowings through business acquisition				106,111
Repayments of borrowings				16,000
Primero Mining Corp. [member]
Statement Line Items [Line Items]
Revolving credit facility assumed from acquisition		30,200
Five year convertible debentures [member]
Statement Line Items [Line Items]
Proceeds from issuing convertible debentures			$ 156,500
Proceeds from issuing convertible debentures, net			151,100
Payments of transaction costs for borrowings			$ 5,400
Borrowings, maturity			March 1, 2023
Borrowings, interest rate			1.875%
Convertible debentures, conversion rate per $1000 | shares			104.3297
Convertible debentures, conversion price per share | $ / shares			$ 9.59
Convertible debentures, earliest redemption date			Mar. 06, 2021
Convertible debentures, share price threshold			130.00%
Convertible debentures, fair value of the debt portion			$ 124,800
Convertible debentures, fair value of debt portion, discounted cash flow model method, expected life			5 years
Convertible debentures, fair value of debt portion, discounted cash flow model method, discount rate			6.14%
Convertible debentures, fair value component, effective interest rate			6.47%
Reserve of equity component of convertible instruments			$ 26,300
Reserve of equity component of convertible instruments, deferred tax liability			7,100
Amortizable transaction costs			$ 5,400
Total borrowings	[1]			130,807
Borrowings through business acquisition	[1]
Revolving credit facility with three lenders [member]
Statement Line Items [Line Items]
Borrowings available under line of credit		$ 75,000
Line of credit, term		3 years
Borrowings, interest rate basis		LIBOR
Line of credit, standby fee, percentage of undrawn portion				0.875%
Covenant leverage ratio based on total debt to rolling four quarters adjusted EBITDA		3
Interest Coverage Ratio Covenant		4
Tangible Net worth threshold covenants		$ 563,500
Tangible net worth threshold, covenants, percentage of positive earnings added to tangible net worth		50.00%
Total borrowings	[2]			$ 18,705
Borrowings through business acquisition	[2]
Revolving credit facility with three lenders [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate				6.00%
Revolving credit facility with three lenders [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis		2.25%
Line of credit, standby fee, percentage of undrawn portion		0.5625%
Revolving credit facility with three lenders [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis		3.50%
Line of credit, standby fee, percentage of undrawn portion		0.875%
Term loan [member]
Statement Line Items [Line Items]
Total borrowings							$ 35,000
Borrowings, periodic payment				$ 3,200
Borrowings through business acquisition				$ 30,200
Term loan [member] | Primero Mining Corp. [member]
Statement Line Items [Line Items]
Repayments of borrowings		$ 30,200
Term loan [member] | Bottom of range [member] | London inter-bank offer rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				3.25%
Term loan [member] | Top of range [member] | London inter-bank offer rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis				4.00%
Revolving credit facility [member]
Statement Line Items [Line Items]
Total borrowings							$ 25,000
Revolving credit facility [member] | Bottom of range [member]
Statement Line Items [Line Items]
Revolving credit facility, undrawn standby fee				0.81%
Revolving credit facility [member] | Top of range [member]
Statement Line Items [Line Items]
Revolving credit facility, undrawn standby fee				1.00%
Primero Debt Facilities [Member]
Statement Line Items [Line Items]
Total borrowings	[3]
Borrowings through business acquisition				106,111
Convertible debentures [Member]
Statement Line Items [Line Items]
Borrowings through business acquisition				$ 75,800

[1]	During the first quarter of 2018, the Company issued $156.5 million of unsecured senior convertible debentures (the "Notes"). The Company received net proceeds of $151.1 million after transaction costs of $5.4 million. The Notes mature on March 1, 2023 and bear an interest rate of 1.875% per annum, payable semi-annually in arrears in March and September of each year. The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 104.3297 common shares per $1,000 principal amount of Notes converted, representing an initial conversion price of $9.59 per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may be entitled to an increased conversion rate. The Company may not redeem the Notes before March 6, 2021, except in the event of certain changes in Canadian tax law. At any time on or after March 6, 2021 and until maturity, the Company may redeem all or part of the Notes for cash if the last reported share price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price. The redemption price will equal to the sum of: (i) 100% of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date. The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date. The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument. At initial recognition, net proceeds of $151.1 million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $124.8 million using a discounted cash flow model method with an expected life of five years and a discount rate of 6.14%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of 6.47% until extinguished upon conversion or at its maturity date. The conversion option is classified as equity and was estimated based on the residual value of $26.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $7.1 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves. Transaction costs of $5.4 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.
[2]	On May 10, 2018, the Company entered into a $75.0 million senior secured revolving credit facility ("Revolving Credit Facility") with the Bank of Nova Scotia, Bank of Montreal and Investec Bank PLC, as lenders. The Revolving Credit Facility will mature on its third anniversary date. Interest on the drawn balance will accrue at LIBOR plus an applicable range of 2.25% to 3.5% while the undrawn portion is subject to a standby fee with an applicable range of 0.5625% to 0.875%, dependent on certain financial parameters of First Majestic. As at December 31, 2018, the applicable rates were 6.0% and 0.875%, respectively. Proceeds from the Revolving Credit Facility were used primarily to repay Scotia debt facilities (Note 19(c)) as well as a $30.2 million revolving credit facility assumed from the Primero acquisition.
[3]	As part of the acquisition of Primero (Note 4), First Majestic assumed $106.1 million in outstanding debt facilities owed by Primero, consisting of $75.8 million in convertible debentures and a $30.2 million revolving credit facility (together, "Primero Debt Facilities"). In connection with the Plan of Arrangement for the acquisition of Primero (Note 4), in March 2018, the debentureholders of Primero's $75.8 million convertible debentures voted to approve an amendment to the maturity date of the debentures from February 28, 2020 to the next business day following the closing date of the business combination with First Majestic. As a result, these convertible debentures were fully repaid by the Company on May 11, 2018. The $30.2 million revolving credit facility was fully repaid by the Company on May 10, 2018.